Retirement Plans (Funded Status And Amounts Recognized In Accumulated Other Comprehensive Income (Loss)) (Details) (USD $) In Millions	May 29, 2011	May 30, 2010
Defined Benefit Plans [Member]
Current liabilities	$ 0.4	$ 0.4
Non-current liabilities	28.0	45.2
Net amounts recognized	28.4	45.6
Prior service (cost) credit	(0.3)	(0.3)
Net actuarial loss	(50.5)	(55.3)
Net amounts recognized	(50.8)	(55.6)
Postretirement Benefit Plan [Member]
Current liabilities	0.7	1.0
Non-current liabilities	26.3	37.9
Net amounts recognized	27.0	38.9
Prior service (cost) credit	0.1	0.1
Net actuarial loss	(1.3)	(11.2)
Net amounts recognized	$ (1.2)	$ (11.1)